Pension and Other Employee Obligations - Summary of Employee Benefits Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of employee benefit expenses [Line Items]
Salaries and bonus	$ 424,005	$ 405,665	$ 307,378
Employee benefit plans: Defined contribution plan	11,572	11,684	10,265
Employee benefit plans: Defined benefit plan	2,242	3,042	2,639
Share-based compensation expense	30,305	30,565	23,036
Employee benefit costs	468,124	450,956	343,318
Cost of revenue [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense	4,278	3,770	2,765
Employee benefit costs	346,914	329,289	249,701
Selling and marketing expenses [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense	3,983	2,557	1,723
Employee benefit costs	34,054	31,373	24,717
General and administrative expenses [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense	22,044	24,238	18,548
Employee benefit costs	$ 87,156	$ 90,294	$ 68,900